SHORT-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Short-term investments	¥ 2,764,368	¥ 812,225	¥ 884,996
Wealth management products
Short-term investments	¥ 2,764,368	¥ 812,225	¥ 884,996